As filed with the Securities and Exchange Commission on July 24, 2017

Securities Act File No. 033-06790

Investment Company Act File No. 811-04719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

The TETON WESTWOOD FUNDS

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert
Teton Advisors, Inc.
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. The TETON Westwood Funds One Corporate Center	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, The TETON WESTWOOD FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 57 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 24th day of July, 2017.

The TETON WESTWOOD FUNDS

BY:	/s/ Bruce N. Alpert
Bruce N. Alpert President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 57 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert	President and	July 24, 2017
Bruce N. Alpert	Principal Executive Officer

/s/ John C. Ball	Principal Financial Officer and	July 24, 2017
John C. Ball	Treasurer

Anthony J. Colavita*	Trustee	July 24, 2017
Anthony J. Colavita

James P. Conn*	Trustee	July 24, 2017
James P. Conn

Werner J. Roeder, M.D.*	Trustee	July 24, 2017
Werner J. Roeder, M.D.

Salvatore J. Zizza*	Trustee	July 24, 2017
Salvatore J. Zizza

*By: /s/ Bruce N. Alpert		July 24, 2017
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase